JOHN HANCOCK VARIABLE LIFE ACCOUNT S



                       SUPPLEMENT DATED NOVEMBER 28, 2000
                                       TO
                        PROSPECTUS DATED NOVEMBER 1, 2000
                                  MARYLAND ONLY




Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to policies delivered or issued for delivery in the state of Maryland:


     (a) Wherever the term "Guaranteed Minimum Death Benefit" is used in the prospectus, the term "Basic Sum Insured No Lapse Guarantee" shall be substituted.

     (b) The Basic Sum Insured No Lapse Guarantee feature will apply only during the first five Policy years.

     (c) There is no option to extend the Basic Sum Insured No Lapse Guarantee feature beyond the first five Policy years and, as a consequence, there can be no Basic Sum Insured No Lapse Guarantee Charge assessed under the Policy.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S



                       SUPPLEMENT DATED NOVEMBER 28, 2000
                                       TO
                        PROSPECTUS DATED NOVEMBER 1, 2000
                               MASSACHUSETTS ONLY




Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to policies delivered or issued for delivery in the Commonwealth of Massachusetts:


     (a) The Guaranteed Minimum Death Benefit feature will apply only during the first five Policy years.

     (b) There is no option to extend the Guaranteed Minimum Death Benefit feature beyond the first five Policy years and, as a consequence, there can be no Guaranteed Minimum Death Benefit Charge assessed under the Policy.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S



                       SUPPLEMENT DATED NOVEMBER 28, 2000
                                       TO
                        PROSPECTUS DATED NOVEMBER 1, 2000
                                   TEXAS ONLY




Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to policies delivered or issued for delivery in the state of Texas:


     (a) The Guaranteed Minimum Death Benefit feature will apply only during the first five Policy years.

     (b) There is no option to extend the Guaranteed Minimum Death Benefit feature beyond the first five Policy years and, as a consequence, there can be no Guaranteed Minimum Death Benefit Charge assessed under the Policy.